Exhibit 99.1

Navient Student Loan Trust 2014-8 Monthly Servicing Report
Distribution Date	07/25/2016
Collection Period	06/01/2016 - 06/30/2016

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I.	Deal Parameters

A	Student Loan Portfolio Characteristics		11/25/2014	05/31/2016	06/30/2016
	Principal Balance		$986,262,493.46	$788,462,389.53	$776,956,310.29
	Interest to be Capitalized Balance		9,997,361.62	6,927,445.94	6,530,616.65
	Pool Balance		$996,259,855.08	$795,389,835.47	$783,486,926.94
	Specified Reserve Account Balance		5,098,821.00	1,988,474.59	1,958,717.32

	Adjusted Pool (1)		$1,001,358,676.08	$797,378,310.06	$785,445,644.26
	Weighted Average Coupon (WAC)		5.29%	5.33%	5.33%
	Number of Loans		247,055	195,485	192,700
	Aggregate Outstanding Principal Balance - Tbill			$75,507,823.21	$74,140,819.66
	Aggregate Outstanding Principal Balance - LIBOR			$719,882,012.26	$709,346,107.28
	Pool Factor			0.779974208	0.768301992
	Since Issued Constant Prepayment Rate			5.93%	6.00%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	06/27/2016		07/25/2016
	A1	63939DAA3	$57,704,526.96		$45,891,187.82
	A2	63939DAB1	$235,000,000.00		$235,000,000.00
	A3	63939DAC9	$468,800,000.00		$468,800,000.00
	B	63939DAD7	$27,900,000.00		$27,900,000.00

C	Account Balances		06/27/2016		07/25/2016
	Reserve Account Balance		$1,988,474.59		$1,958,717.32
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$1,881,573.51		$3,666,629.24
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		06/27/2016		07/25/2016
	Adjusted Pool Balance + Supplemental Loan Purchase		$797,378,310.06		$785,445,644.26
	Total Notes		$789,404,526.96		$777,591,187.82
	Difference		$7,973,783.10		$7,854,456.44
	Parity Ratio		1.01010		1.01010

Page 2 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

II. Trust Activity 06/01/2016 through		06/30/2016

A	Student Loan Principal Receipts
	Borrower Principal	4,232,110.99
	Guarantor Principal	4,355,493.74
	Consolidation Activity Principal	5,119,033.22
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	150.14
	Rejected Claim Repurchased Principal	8,484.19
	Other Principal Deposits	21,703.97

	Total Principal Receipts	$13,736,976.25

B	Student Loan Interest Receipts
	Borrower Interest	1,091,278.80
	Guarantor Interest	108,827.20
	Consolidation Activity Interest	58,640.60
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	10,221.51
	Rejected Claim Repurchased Interest	791.36
	Other Interest Deposits	64,042.53

	Total Interest Receipts	$1,333,802.00

C	Reserves in Excess of Requirement	$29,757.27

D	Investment Income	$6,438.12

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(1,785,055.73)

M	AVAILABLE FUNDS	$13,321,917.91

N	Non-Cash Principal Activity During Collection Period	$(2,230,897.01)

O	Non-Reimbursable Losses During Collection Period	$88,392.18

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$33,631.13

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

III. 2014-8	Portfolio Characteristics

	06/30/2016				05/31/2016
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	5.91%	956	$4,006,082.07	0.516%	5.92%	1,029	$4,286,134.97	0.544%
GRACE	5.97%	393	$1,559,481.63	0.201%	6.03%	434	$1,770,021.58	0.224%
DEFERMENT	5.19%	21,440	$85,962,220.53	11.064%	5.18%	21,924	$86,872,588.13	11.018%

REPAYMENT: CURRENT	5.36%	117,374	$432,617,618.45	55.681%	5.36%	118,226	$433,795,404.20	55.018%
31-60 DAYS DELINQUENT	5.27%	6,415	$28,155,395.91	3.624%	5.27%	8,089	$37,131,246.91	4.709%
61-90 DAYS DELINQUENT	5.28%	4,193	$19,165,452.43	2.467%	5.11%	4,544	$19,965,864.12	2.532%
91-120 DAYS DELINQUENT	5.02%	3,106	$13,325,843.98	1.715%	5.04%	3,233	$14,625,226.68	1.855%
> 120 DAYS DELINQUENT	5.06%	9,363	$42,512,417.84	5.472%	5.08%	9,030	$41,194,795.07	5.225%
FORBEARANCE	5.42%	27,883	$143,275,710.07	18.441%	5.44%	27,160	$140,979,453.39	17.880%
CLAIMS IN PROCESS	5.13%	1,564	$6,306,598.15	0.812%	4.94%	1,800	$7,783,069.51	0.987%
AGED CLAIMS REJECTED	6.56%	13	$69,489.23	0.009%	5.85%	16	$58,584.97	0.007%

TOTAL		192,700	$776,956,310.29	100.00%		195,485	$788,462,389.53	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

IV. 2014-8 Portfolio Characteristics (cont’d)
	06/30/2016	05/31/2016
Pool Balance	$783,486,926.94	$795,389,835.47
Outstanding Borrower Accrued Interest	$12,919,372.38	$13,424,796.18
Borrower Accrued Interest to be Capitalized	$6,530,616.65	$6,927,445.94
Borrower Accrued Interest >30 Days Delinquent	$2,253,272.85	$2,432,461.32
Total # Loans	192,700	195,485
Total # Borrowers	77,846	78,983
Weighted Average Coupon	5.33%	5.33%
Weighted Average Remaining Term	117.09	116.80
Non-Reimbursable Losses	$88,392.18	$86,853.98
Cumulative Non-Reimbursable Losses	$2,102,621.52	$2,014,229.34
Since Issued Constant Prepayment Rate (CPR)	6.00%	5.93%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$9,275.55	$-
Cumulative Rejected Claim Repurchases	$41,795.24	$32,519.69
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,319,154.81	$1,998,749.64
Borrower Interest Accrued	$3,083,330.09	$3,227,747.14
Interest Subsidy Payments Accrued	$288,689.25	$303,061.93
Special Allowance Payments Accrued	$109,768.69	$110,644.54

Page 5 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

V. 2014-8 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	5.02%	106,315	335,415,783.17	43.170%
- GSL - Unsubsidized	5.26%	79,101	374,625,631.68	48.217%
- PLUS (2) Loans	7.48%	6,570	63,189,273.31	8.133%
- SLS (3) Loans	3.72%	714	3,725,622.13	0.480%
- Consolidation Loans	0.00%	0	-	0.000%

Total	5.33%	192,700	$776,956,310.29	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.40%	150,650	658,267,564.60	84.724%
- Two Year	4.91%	34,081	96,348,203.92	12.401%
- Technical	4.91%	7,796	21,868,560.74	2.815%
- Other	2.99%	173	471,981.03	0.061%

Total	5.33%	192,700	$776,956,310.29	100.000%

*Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

VI. 2014-8 Waterfall for Distributions
			Paid	Remaining Funds Balance
Total Available Funds				$13,321,917.91

A		Trustee Fees	$-	$13,321,917.91

B		Primary Servicing Fee	$263,697.38	$13,058,220.53

C		Administration Fee	$6,667.00	$13,051,553.53

D		Class A Noteholders’ Interest Distribution Amount	$580,243.44	$12,471,310.09

E		Class B Noteholders’ Interest Distribution Amount	$42,386.61	$12,428,923.48

F		Reserve Account Reinstatement	$-	$12,428,923.48

G		Class A Noteholders’ Principal Distribution Amount	$11,813,339.14	$615,584.34

H		Class B Noteholders’ Principal Distribution Amount	$-	$615,584.34

I		Unpaid Expenses of The Trustees	$-	$615,584.34

J		Carryover Servicing Fee	$-	$615,584.34

K		Remaining Amounts to the Noteholders after the first auction date	$-	$615,584.34

L		Excess Distribution Certificateholder	$615,584.34	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$776,956,310.29

	B	Interest to be Capitalized	$6,530,616.65

	C	Capitalized Interest Account Balance	$-

	D	Reserve Account Balance (after any reinstatement)	$1,958,717.32

	E	Less: Specified Reserve Account Balance	$(1,958,717.32)

	F	Total	$783,486,926.94

	G	Class A Notes Outstanding (after application of available funds)	$749,691,187.82

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

VII. 2014-8 Distributions
Distribution Amounts
	A1	A2	A3

Cusip/Isin	63939DAA3	63939DAB1	63939DAC9
Beginning Balance	$57,704,526.96	$235,000,000.00	$468,800,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.28%	0.44%	0.60%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/27/2016	6/27/2016	6/27/2016
Accrual Period End	7/25/2016	7/25/2016	7/25/2016
Daycount Fraction	0.07777778	0.07777778	0.07777778
Interest Rate*	0.73330%	0.89330%	1.05330%
Accrued Interest Factor	0.000570345	0.000694789	0.000819233
Current Interest Due	$32,911.46	$163,275.39	$384,056.59
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$32,911.46	$163,275.39	$384,056.59
Interest Paid	$32,911.46	$163,275.39	$384,056.59
Interest Shortfall	$-	$-	$-
Principal Paid	$11,813,339.14	$-	$-
Ending Principal Balance	$45,891,187.82	$235,000,000.00	$468,800,000.00
Paydown Factor	0.041450313	0.000000000	0.000000000
Ending Balance Factor	0.161021712	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

ViI. 2014-8 Distributions
Distribution Amounts
B

Cusip/Isin	63939DAD7
Beginning Balance	$27,900,000.00
Index	LIBOR
Spread/Fixed Rate	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/27/2016
Accrual Period End	7/25/2016
Daycount Fraction	0.07777778
Interest Rate*	1.95330%
Accrued Interest Factor	0.001519233
Current Interest Due	$42,386.61
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$42,386.61
Interest Paid	$42,386.61
Interest Shortfall	$-
Principal Paid	$-
Ending Principal Balance	$27,900,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 9 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016

VIII. 2014-8 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$789,404,526.96
	Adjusted Pool Balance	$785,445,644.26
	Overcollateralization Amount	$7,854,456.44
	Principal Distribution Amount	$11,813,339.14
	Principal Distribution Amount Paid	$11,813,339.14
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,988,474.59
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,988,474.59
	Required Reserve Acct Balance	$1,958,717.32
	Release to Collection Account	$29,757.27
	Ending Reserve Account Balance	$1,958,717.32
C	Floor Income Rebate Account
	Beginning Period Balance	$1,881,573.51
	Deposits for the Period	$1,785,055.73
	Release to Collection Account	$-
	Ending Balance	$3,666,629.24
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 10 of 10	Trust 2014-8 Monthly Servicing Report: Collection Period 06/01/2016 - 06/30/2016, Distribution Date 07/25/2016